COMMON STOCK AND STOCK INCENTIVE PLANS - Dividend Yield, Black-Scholes Assumptions and Unrecognized Compensation Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Black-Scholes option pricing model with the assumptions
Expected term in years			4 years 9 months
Weighted average risk-free interest rate			1.30%
Expected dividend rate			0.00%
Volatility			51.60%
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 2.0	$ 0.8
Expected weighted-average period of unrecognized cost	1 year 10 months 13 days	1 year 2 months 23 days